INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 7,726	$ 6,086
Work in progress and assembled raw materials	10,930	10,294
Finished products	21,393	16,644
Inventory, Net	$ 40,049	$ 33,024